Amount due from/to related parties (Details Narrative)						12 Months Ended
	Jul. 01, 2023 USD ($)	Jul. 01, 2023 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 27, 2023 USD ($)	Jun. 27, 2023 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Sep. 30, 2024 SGD ($)	Sep. 23, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 16, 2024 USD ($)	Aug. 15, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 22, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Feb. 27, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Professional medical practitioner salary						$ 693,000		$ 121,200
Salary payable									$ 2,200,967	$ 2,799,410								$ 280,427
Rainforest capital VCC [Member]
IfrsStatementLineItems [Line Items]
Provisional consideration amount for transfer of share				$ 18,191,465	$ 24,000,000
Estimated settlement liability			$ 5,000,000
Cash paid on closing initial settlement	$ 8,944,137	$ 11,800,000
Percentage of provisional consideration amount for transfer of share	70.00%	70.00%
Related party advance for IPO expenses paid							$ 599,730
Partial settlement of related party receivables																$ 4,048,000	$ 630,000		$ 20,000
Final settlement under repayment deed												$ 652,366	$ 651,000	$ 750,000	$ 750,000
Dr Kevin Yip and Singmed Investment Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Loan amount											$ 11,877,624
Receivables from related parties							8,101,096
Dr Kevin Yip [Member]
IfrsStatementLineItems [Line Items]
Professional medical practitioner salary							682,180	$ 900,000
Salary payable							$ 682,180